Convertible Promissory Note	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 3 - Convertible Promissory Note

On April 17, 2012, the Company entered into a Bridge Loan Agreement (the “Loan Agreement”) with 1420524 Alberta Ltd. (the “Creditor”), pursuant to which the Company borrowed $1,000,000 at an annual interest rate of 7% (the “Loan”). As a condition to the Creditor’s entry into the Loan Agreement, the Company issued the Creditor a Series G Stock Purchase Warrant to purchase 625,000 shares of the Company’s common stock (the “Series G Warrant”), which is exercisable through April 17, 2015, with an initial exercise price of 84% of the average of the closing price for our common stock as reported on the OTC Markets Group Inc. QB tier (the “OTCQB”) for the five trading days immediately preceding the closing of the Loan, or $1.92 per share, subject to adjustment as provided therein. According to the original terms of the Loan Agreement, the Creditor could elect, in its sole discretion, to convert all or any portion of the outstanding principal amount of the Loan, and any or all accrued and unpaid interest thereon into shares of our common stock at an initial fixed conversion price equal to seventy (70%) percent of the average of the closing price for the Company’s common stock as reported on the OTCQB for the five trading days immediately preceding the closing of the Loan, or $1.60 per share subject to adjustment as provided therein. The debt discount attributable to the relative fair value of the warrants and the beneficial conversion feature amounted to $547,050 and $452,950, respectively, and was to be accreted over the term of the Loan using the effective interest method.

On February 1, 2013, the Company and the Creditor entered into a Loan Conversion Agreement (“LCA”) whereby the Creditor agreed to convert the entire balance outstanding, including $1,000,000 of principal and $56,556 of accrued interest payable into 1,650,869 shares of restricted common stock. In order to induce the Creditor to convert the Loan into shares of common stock, and eliminate the Company’s obligation to repay the Loan in cash, the effective conversion price was reduced to $0.64 (the price at which the Company sold shares pursuant to its self-directed registered offering; see “NOTE 4 – Stockholders’ Equity (Deficit)” below) from the initial conversion price of $1.60. In addition, as part of the conversion, the Company issued to the Creditor a Series H Warrant to purchase 825,435 shares of the Company’s common stock (See “NOTE 4 – Stockholders’ Equity (Deficit)” below for additional information). No incremental expense was recognized in these consolidated financial statements related to the reduction in the exercise price of the Series G Warrant, and the conversion of the Loan, because the transaction did not meet the requirements for an inducement under accounting principles generally accepted in the United States. As such, the Loan conversion was accounted for as a debt extinguishment with no gain or loss recognized due to the related party nature of the transaction. The Company recognized expense amounting to $1,059,038 for the issuance of the Series H Warrant to the Creditor, representing additional financing costs associated with the Loan.

During the years ended August 31, 2013 and 2012, the Company recognized $30,325 and $26,231, respectively of interest expense related to the Loan and $999,485 and $515, respectively of accretion related to the debt discount. As a result of the Loan conversion, the debt discount was fully amortized by February 1, 2013, the date of the LCA.